1. CORPORATE INFORMATION (Details)	12 Months Ended
Jan. 31, 2022
Details
Entity Incorporation, Date of Incorporation	Feb. 18, 1983
Entity Information, Date to Change Former Legal or Registered Name	Feb. 08, 2000
Entity Address, Address Line One	#1103
Entity Address, Address Line Two	1166 Alberni Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Incorporation, State or Country Code	A1
Entity Listing, Description	listed on the TSX Venture Exchange (“TSX-V”) under the symbol “BKM”